Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021	Aug. 10, 2021
Lessee, Lease, Description [Line Items]
Open purchase commitment		$ 3,000
Term of contract					7 years
Total minimum lease payments		44,994		$ 4,500
Operating lease, noncash adjustment	$ 3,300
Cash paid for lease liabilities included in operating activities		$ 1,800	$ 2,000
Weighted average remaining lease term		9 years 5 months 8 days
Weighted average discount rate		8.80%
Letters of credit		$ 800	$ 600
September 2021 to September 2031
Lessee, Lease, Description [Line Items]
Term of contract			10 years
Total minimum lease payments			$ 40,700
February 2021 to October 2021
Lessee, Lease, Description [Line Items]
Total minimum lease payments			1,200
October 2022 To October 2031
Lessee, Lease, Description [Line Items]
Term of contract		9 years
Total minimum lease payments			$ 7,200
Lease term with option to terminate		5 years